NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 23, 2018

TO PROSPECTUSES

Nuveen Municipal Trust Prospectuses dated August 1, 2017	Nuveen Investment Trust III Prospectus dated January 31, 2018

Nuveen Multistate Trust I Prospectus dated September 29, 2017	Nuveen Investment Trust V Prospectus dated November 30, 2017
Prospectuses dated January 31, 2018
Nuveen Multistate Trust II	Prospectus dated March 20, 2018
Prospectuses dated June 30, 2017
Nuveen Investment Funds, Inc.
Nuveen Multistate Trust III Prospectus dated September 29, 2017	Prospectus dated March 31, 2017 Prospectus dated August 1, 2017
Prospectus dated September 29, 2017
Nuveen Multistate Trust IV	Prospectus dated October 31, 2017
Prospectus dated September 29, 2017	Prospectus dated February 28, 2018

Nuveen Investment Trust	Nuveen Strategy Funds, Inc.
Prospectuses dated October 31, 2017	Prospectus dated December 29, 2017
Prospectus dated December 29, 2017

Nuveen Investment Trust II
Prospectus dated October 31, 2017
Prospectuses dated November 30, 2017
Prospectus dated December 18, 2017
Prospectus dated December 29, 2017
Prospectus dated January 31, 2018

Corrections to Certain Website References

A list of each Fund’s portfolio holdings is available on the Funds’ website – www.nuveen.com/mutual-funds – by navigating to your Fund’s web page and clicking on the “Characteristics” link.

In addition, shareholders with direct accounts can access their accounts on-line by clicking on the “Online Account Access” link under the “Individual Investors – Mutual Fund Account Access” heading at www.nuveen.com/client-access. The system will walk you through the log-in process after which you may process certain account transactions as described in the “How You Can Buy and Sell Shares” section of your Fund’s prospectus.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLP-0318P